Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2020
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of long-lived assets	13 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of long-lived assets	35 years
Building improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of long-lived assets	15 years
Assembled workforce
Property, Plant and Equipment [Line Items]
Estimated useful lives of finite-lived intangible assets	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of long-lived assets	3 years